Related parties (Tables)	6 Months Ended
Jun. 30, 2021
Related parties
Schedule of associates and joint ventures

The balances with associated companies and joint ventures as of June 30, 2021 and December 31, 2020 are as follows:

	Accounts	Other	Accounts	Loans	Other
	receivable	assets	payable	payable	liabilities
Joint ventures
Equion Energía Limited (1)	1,134	2,469	18,756	1,393,160	310
Ecodiesel Colombia S.A.	9,411	—	33,039	—	1
Associates
Gas Natural del Oriente S.A. E.S.P.	8,056	—	4,355	—	—
Extrucol S.A.	2,145	—	329	—	—
E2 Energía Eficiente S.A. E.S.P.	7,586	—	389	—	—
Balance as of June 30, 2021 (Unaudited)	28,332	2,469	56,868	1,393,160	311
Current	28,332	2,469	56,868	1,393,160	311
	28,332	2,469	56,868	1,393,160	311
	(Note 7)	(Note 11)	(Note 18)	(Note 17)

	Accounts	Loans	Other	Accounts	Loans	Other
	receivable	receivable	assets	payable	payable	liabilities
Joint ventures
Equion Energía Limited(1)	1,950	—	7,093	32,335	1,277,046	1,663
Ecodiesel Colombia S.A.	1,345	—	—	35,632	—	1
Offshore International Group Inc (2)	—	97,300	—	—	—	—
Associates
Gas Natural del Oriente S.A. E.S.P.	—	—	—	1,858	—	—
Extrucol S.A.	—	—	—	279	—	—
E2 Energía Eficiente S.A. E.S.P.	4,453	—	—	1,264	—	—
Serviport S.A.	—	—	—	948	—	—
Balance as of December 31, 2020	7,748	97,300	7,093	72,316	1,277,046	1,664
Current	7,748	97,300	7,093	72,316	1,277,046	1,664
	7,748	97,300	7,093	72,316	1,277,046	1,664
	(Note 7)	(Note 7)	(Note 11)	(Note 18)	(Note 17)

Loans payable:

(1)	Deposits held by Equion in Ecopetrol Capital AG.

Loans receivable:

(2)	Savia Perú S.A. Loan granted by Ecopetrol S.A. This company is no longer part of the Business Group. See Note 12.

Schedule of transactions between related parties

The main transactions with related parties for the six-month period ended June 30, are detailed as follows:

	2021		2020
		Purchases of		Purchases of
	Sales and	product and	Sales and	product and
	Services	other	Services	other

	( Unaudited)		( Unaudited)
Joint ventures
Equion Energía Limited	15,267	39,631	17,512	227,793
Ecodiesel Colombia S.A.	15,659	192,844	4,065	125,376
Offshore International Group Inc	—	—	23	—
	30,926	232,475	21,600	353,169
Associates
Gas Natural del Oriente S.A. E.S.P.	—	12,511	—	14,048
Extrucol S.A.	—	921	—	128
E2 Energía Eficiente S.A. E.S.P.	26,760	4,266	—	780
	26,760	17,698	—	14,956
	57,686	250,173	21,600	368,125